Average Annual Total Returns		12 Months Ended	21 Months Ended	28 Months Ended	47 Months Ended	55 Months Ended	60 Months Ended	104 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
ARGA EMERGING MARKETS VALUE FUND | MSCI Emerging Markets Index (Net) (USD) (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		33.57%				2.87%
ARGA EMERGING MARKETS VALUE FUND | MSCI Emerging Markets Value Index (Net) (USD) (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		32.74%				4.93%
ARGA EMERGING MARKETS VALUE FUND | Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		47.21%				12.02%
ARGA EMERGING MARKETS VALUE FUND | Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		44.49%				10.96%
ARGA EMERGING MARKETS VALUE FUND | Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		29.07%				9.33%
ARGA INTERNATIONAL VALUE FUND | MSCI All Country World Index ex-US (Net) (USD) (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		32.39%				6.33%
ARGA INTERNATIONAL VALUE FUND | MSCI All Country World Value Index ex-US (Net) (USD) (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		39.50%				9.69%
ARGA INTERNATIONAL VALUE FUND | Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		39.66%				10.05%
ARGA INTERNATIONAL VALUE FUND | Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		35.98%				8.99%
ARGA INTERNATIONAL VALUE FUND | Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		25.12%				7.74%
ARGA VALUE FUND | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.43%		20.72%
ARGA VALUE FUND | Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		15.21%		14.60%
ARGA VALUE FUND | Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		17.76%		15.19%
ARGA VALUE FUND | Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		15.91%		12.78%
ARGA VALUE FUND | Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.96%		10.95%
FS Multi-Strategy Alternatives Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%					14.42%	14.80%
FS Multi-Strategy Alternatives Fund | BofAML US 3 Month T-Bill Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	4.18%					3.17%	2.47%
FS Multi-Strategy Alternatives Fund | HFRX Global Hedge Fund Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	7.14%					2.87%	3.00%
FS Multi-Strategy Alternatives Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent		4.31%					6.22%	3.76%
FS Multi-Strategy Alternatives Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.79%					4.79%	2.77%
FS Multi-Strategy Alternatives Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.72%					4.23%	2.50%
FS Multi-Strategy Alternatives Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent	[3]	(1.12%)					4.88%	2.89%
STRATEGAS GLOBAL POLICY OPPORTUNITIES ETF | MSCI All Country World Index (reflects no deduction for fees, expenses or taxes (except foreign withholding taxes))
Prospectus [Line Items]
Average Annual Return, Percent		22.34%			11.40%
STRATEGAS GLOBAL POLICY OPPORTUNITIES ETF | STRATEGAS GLOBAL POLICY OPPORTUNITIES ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent		22.55%			9.92%
STRATEGAS GLOBAL POLICY OPPORTUNITIES ETF | STRATEGAS GLOBAL POLICY OPPORTUNITIES ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		21.58%			9.45%
STRATEGAS GLOBAL POLICY OPPORTUNITIES ETF | STRATEGAS GLOBAL POLICY OPPORTUNITIES ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		14.05%			7.75%
STRATEGAS MACRO THEMATIC OPPORTUNITIES ETF | S&P 500 Index (reflects no deduction for fees, expenses or taxes (except foreign withholding taxes))
Prospectus [Line Items]
Average Annual Return, Percent		17.43%			12.99%
STRATEGAS MACRO THEMATIC OPPORTUNITIES ETF | STRATEGAS MACRO THEMATIC OPPORTUNITIES ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent		33.10%			12.81%
STRATEGAS MACRO THEMATIC OPPORTUNITIES ETF | STRATEGAS MACRO THEMATIC OPPORTUNITIES ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		32.81%			12.49%
STRATEGAS MACRO THEMATIC OPPORTUNITIES ETF | STRATEGAS MACRO THEMATIC OPPORTUNITIES ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		19.68%			10.03%
Strategas Macro Momentum ETF | Strategas Macro Momentum ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent		11.97%	12.26%
Strategas Macro Momentum ETF | Strategas Macro Momentum ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		11.64%	11.95%
Strategas Macro Momentum ETF | Strategas Macro Momentum ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.22%	9.38%
Strategas Macro Momentum ETF | S&P 500 Index (Net) (reflects no deduction for fees, expenses or taxes (except foreign withholding taxes))
Prospectus [Line Items]
Average Annual Return, Percent		17.43%	17.99%

[1]	The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a month. At the end of the month, that issue is sold and rolled into a newly selected issue.
[2]	The HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies.
[3]	The returns shown for Class A Shares reflect the maximum sales charge of 5.00%.